STOCK-BASED COMPENSATION - Restricted Stock (Detail) $ / shares in Units, $ in Thousands		3 Months Ended					7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 20, 2016 USD ($) Item $ / shares	Oct. 01, 2016 USD ($) $ / shares shares	Jan. 02, 2016 USD ($) $ / shares shares	Oct. 03, 2015 USD ($) $ / shares shares	Jul. 04, 2015 $ / shares shares	Apr. 04, 2015 $ / shares shares	Jul. 20, 2016 USD ($) Item $ / shares shares	Oct. 01, 2016 USD ($) $ / shares shares	Oct. 03, 2015 USD ($) $ / shares shares	Jan. 02, 2016 USD ($) $ / shares shares	Jan. 03, 2015 USD ($) $ / shares shares	Dec. 28, 2013 USD ($) $ / shares shares	Aug. 18, 2016 shares	Jul. 02, 2016 $ / shares	Dec. 29, 2012 $ / shares
Unvested Restricted Shares:
Granted | shares			295,878	197,256	76,436	209,584				779,154	505,460	2,490,308
Forfeited | shares										(172,596)	(49,313)
Vested Restricted Shares:
Balance at beginning of fiscal year | shares						1,857,157	2,913,207	2,913,207	1,857,157	1,857,157	1,186,968	7,093,639
Repurchased, vested | shares										(172,596)	(390,217)	(6,935,880)
Balance at end of period | shares			2,913,207							2,913,207	1,857,157	1,186,968
Weighted Average Grant Date Fair value per Share
Balance at beginning of fiscal year (in dollars per share)						$ 1.22	$ 2.46	$ 2.46	$ 1.22	$ 1.22	$ 1.42
Granted (in dollars per share)			$ 5.58	$ 5.58	$ 1.52	1.52				4.09	1.01	$ 1.01
Forfeited (in dollars per share)										1.01	1.01
Balance at end of period (in dollars per share)			2.46							2.46	1.22	1.42
Vested Restricted Shares (per share)
Balance, beginning of period (per share)						$ 1.85	1.72	$ 1.72	$ 1.85	1.85	2.81	2.66
Repurchased (per share)										1.01	4.30	2.92
Balance, end of period (per share)			$ 1.72							$ 1.72	1.85	2.81
Accrued liabilities
Share-based compensation narrative disclosures
Liability to holders of grants | $			$ 17,393							$ 17,393
Restricted Shares
Equity Incentive Plan
Fair value, per share	$ 23.53		$ 10.24				$ 23.53			$ 10.24	$ 1.52	$ 1.01		$ 17.65	$ 1.01
Unvested Restricted Shares:
Balance at beginning of fiscal year | shares							1,625,477	1,625,477
Granted | shares								224,378
Vested | shares								(431,407)
Forfeited | shares								(98,543)
Balance at end of period | shares		1,319,905	1,625,477					1,319,905		1,625,477
Vested Restricted Shares:
Balance at beginning of fiscal year | shares							2,913,207	2,913,207
Vested | shares								431,407
Repurchased, vested | shares								(259,249)
Balance at end of period | shares		3,085,365	2,913,207					3,085,365		2,913,207
Weighted Average Grant Date Fair value per Share
Balance at beginning of fiscal year (in dollars per share)							$ 2.46	$ 2.46
Granted (in dollars per share)								10.66
Vested (in dollars per share)								4.58
Forfeited (in dollars per share)								1.01
Balance at end of period (in dollars per share)		$ 3.26	$ 2.46					3.26		$ 2.46
Vested Restricted Shares (per share)
Balance, beginning of period (per share)							$ 1.72	1.72
Vested (in dollars per share)								4.58
Repurchased (per share)								1.51
Balance, end of period (per share)		$ 2.27	$ 1.72					$ 2.27		$ 1.72
Share-based compensation narrative disclosures
Compensation expense | $	$ 6,477
Unrecognized compensation expense | $		$ 9,940						$ 9,940
Weighted average period for recognition of unrecognized compensation								9 months 4 days
Cash payments for repurchase of vested stock from terminated employees | $							$ 1,577		$ 0
Liability to holders of grants | $		0						$ 0
Call right expiration, percentage of stock offered in public offering	25.00%						25.00%
Restricted Shares | Selling, general and administrative expenses
Share-based compensation narrative disclosures
Compensation expense | $		$ 12,736		$ 1,452				$ 24,589	$ 8,669
Restricted Shares | Minimum
Equity Incentive Plan
Vesting period								3 years		3 years
Restricted Shares | Maximum
Equity Incentive Plan
Vesting period								4 years		4 years
Equity Incentive Plan
Equity Incentive Plan
Authorized shares | shares			11,095,425							11,095,425			16,562,730
Share-based compensation narrative disclosures
Unrecognized compensation expense | $			$ 8,386							$ 8,386
Weighted average period for recognition of unrecognized compensation										4 years
Call right expiration, percentage of stock offered in public offering			25.00%							25.00%
Number of awardees | Item	24						24
Equity Incentive Plan | Selling, general and administrative expenses
Share-based compensation narrative disclosures
Compensation expense | $										$ 17,198	$ 2,744	$ 2,502